Consolidated Statements of Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income (Loss)
Foreign currency exchange translation adjustment, tax
Cash flow hedging derivatives, tax